UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
Pennsylvania (101.0%)
1 Abington PA School District GO TOB VRDO	0.050%	9/5/14 LOC	10,510	10,510
Allegheny County PA GO VRDO	0.050%	9/5/14 LOC	33,480	33,480
Allegheny County PA GO VRDO	0.050%	9/5/14 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.030%	9/2/14	92,220	92,220
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	12,685	12,685
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.050%	9/5/14 LOC	7,000	7,000
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.050%	9/5/14	10,000	10,000
Ambridge PA Area School District GO	5.500%	11/1/14 (Prere.)	1,700	1,715
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.050%	9/2/14 LOC	31,025	31,025
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.050%	9/2/14 LOC	6,650	6,650
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.050%	9/5/14 LOC	92,095	92,095
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.060%	9/5/14	9,750	9,750
1 Bethlehem PA Area School District GO TOB
VRDO	0.050%	9/5/14 LOC	8,975	8,975
Bucks County PA GO	3.000%	12/1/14	1,645	1,657
Bucks County PA GO	3.000%	6/1/15	1,000	1,021
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.040%	9/5/14 LOC	6,465	6,465
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.050%	9/5/14 LOC	12,440	12,440
Butler County PA General Authority Revenue
(North Allegheny School District Project)
VRDO	0.050%	9/5/14	14,080	14,080
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.070%	9/5/14 LOC	17,200	17,200
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.050%	9/5/14 LOC	10,365	10,365
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.125%	11/15/14 (Prere.)	2,000	2,024

Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.050%	9/5/14 LOC	9,800	9,800
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.090%	9/5/14 (13)	15,935	15,935
1 Commonwealth Financing Authority
Pennsylvania Revenue TOB VRDO	0.080%	9/5/14	9,995	9,995
Delaware County Industrial Development
Authority Revenue (Covanta Energy Project)
VRDO	0.080%	9/5/14 LOC	3,615	3,615
1 Delaware County Industrial Development
Authority Revenue (Covanta Energy Project)
VRDO	0.080%	9/5/14 LOC	2,960	2,960
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.050%	9/5/14 LOC	9,445	9,445
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.050%	9/5/14 LOC	2,275	2,275
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.030%	9/5/14	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.030%	9/2/14	57,500	57,500
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.090%	9/5/14 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	9/5/14	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	9/5/14	12,000	12,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	9/5/14 LOC	23,555	23,555
Downingtown Area PA School District GO	5.000%	11/1/14	1,000	1,008
2 East Penn PA School District GO	3.000%	12/15/14	1,150	1,157
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	8,800	8,800
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	11,500	11,500
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	11,800	11,800
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	7,900	7,900
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	10,900	10,900
Emmaus PA General Authority Revenue VRDO	0.040%	9/5/14 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.050%	9/5/14 LOC	79,500	79,500
Emmaus PA General Authority Revenue VRDO	0.050%	9/5/14 LOC	2,200	2,200

1 Geisinger Health System Authority of
Pennsylvania Revenue (Montour County)
TOB VRDO	0.060%	9/5/14	2,785	2,785
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.010%	9/2/14	41,000	41,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	9/2/14	1,400	1,400
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.060%	9/5/14	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.060%	9/5/14	5,225	5,225
Haverford Township PA School District GO
VRDO	0.050%	9/5/14 LOC	5,000	5,000
Indiana County PA Hospital Authority Revenue
VRDO	0.060%	9/5/14 LOC	3,400	3,400
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.060%	9/5/14	3,410	3,410
Lower Merion PA School District GO VRDO	0.040%	9/5/14 LOC	28,365	28,365
Lower Merion PA School District GO VRDO	0.040%	9/5/14 LOC	5,600	5,600
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.110%	9/5/14 (13)	5,000	5,000
Montgomery County PA GO VRDO	0.030%	9/2/14	8,260	8,260
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.500%	11/15/14 (Prere.)	1,000	1,011
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.050%	9/5/14 LOC	2,610	2,610
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.080%	9/5/14 LOC	10,000	10,000
North Allegheny PA School District GO	0.500%	11/1/14	1,490	1,491
Northampton Area PA School District GO	2.000%	10/1/14	1,070	1,072
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.060%	9/5/14	7,120	7,120
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.050%	9/5/14 LOC	5,500	5,500
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.030%	9/5/14	8,000	8,000
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.030%	9/5/14	16,815	16,815
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.030%	9/5/14	12,260	12,260
Nuveen PA Investment Quality Municipal Fund
VRDP VRDO	0.150%	9/5/14 LOC	28,500	28,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.150%	9/5/14 LOC	39,000	39,000

Palisades PA School District GO	1.000%	9/1/14	1,240	1,240
Parkland PA School District GO	5.375%	9/1/14	1,000	1,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Shippingport Project) FirstEnergy VRDO	0.060%	9/2/14 LOC	400	400
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.070%	9/5/14 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	3.000%	1/1/15	4,000	4,037
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue Bonds	5.000%	7/1/15	32,000	33,299
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.050%	9/5/14 LOC	9,230	9,230
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.060%	9/5/14 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.100%	9/5/14	7,495	7,495
Pennsylvania GO	4.750%	9/1/14	1,000	1,000
Pennsylvania GO	5.000%	9/1/14	2,500	2,500
Pennsylvania GO	5.500%	2/1/15	5,000	5,111
Pennsylvania GO	5.000%	2/15/15	11,400	11,650
Pennsylvania GO	5.000%	2/15/15	13,950	14,260
Pennsylvania GO	5.000%	4/15/15	7,000	7,213
Pennsylvania GO	5.000%	5/1/15	5,000	5,162
Pennsylvania GO	5.000%	6/1/15	11,280	11,690
Pennsylvania GO	5.000%	6/15/15	5,000	5,191
Pennsylvania GO	5.000%	7/1/15	13,600	14,150
1 Pennsylvania GO TOB VRDO	0.050%	9/5/14	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.060%	9/5/14	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.060%	9/5/14	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.060%	9/5/14	11,400	11,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	9/5/14 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	9/5/14 LOC	15,810	15,810
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.040%	9/5/14 LOC	12,060	12,060
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	6,310	6,550
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.060%	9/5/14	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.040%	9/5/14 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.030%	9/5/14 LOC	18,040	18,040

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.030%	9/5/14 LOC	32,175	32,175
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.050%	9/5/14	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.030%	9/5/14	59,780	59,780
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.060%	9/5/14	7,570	7,570
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.100%	9/5/14	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	7,700	7,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	6,975	6,975
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	28,775	28,775
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	18,960	18,960
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	16,500	16,500
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	9/5/14	24,195	24,195
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.070%	9/2/14 LOC	32,700	32,700
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.070%	10/1/14 LOC	6,000	6,000
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/15	5,000	5,191
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.060%	9/5/14	5,050	5,050
Pennsylvania State University Revenue	5.000%	3/1/15	1,000	1,024
Pennsylvania State University Revenue PUT	0.150%	6/1/15	49,235	49,235
1 Pennsylvania State University Revenue TOB
VRDO	0.060%	9/5/14	6,095	6,095
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/14	1,000	1,012
3 Pennsylvania Turnpike Commission Revenue	0.100%	6/1/15	5,000	5,000
3 Pennsylvania Turnpike Commission Revenue	0.100%	6/1/15	22,920	22,920
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.040%	9/5/14 LOC	11,080	11,080
Philadelphia PA Airport Revenue VRDO	0.050%	9/5/14 LOC	22,090	22,090
Philadelphia PA Airport Revenue VRDO	0.050%	9/5/14 LOC	8,500	8,500
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.090%	9/5/14 LOC	3,600	3,600
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.050%	9/5/14	19,900	19,900
Philadelphia PA Gas Works Revenue VRDO	0.030%	9/5/14 LOC	17,900	17,900
Philadelphia PA Gas Works Revenue VRDO	0.040%	9/5/14 LOC	6,930	6,930
Philadelphia PA Gas Works Revenue VRDO	0.050%	9/5/14 LOC	14,000	14,000

Philadelphia PA GO VRDO	0.040%	9/5/14 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.060%	9/5/14	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	2,050	2,050
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	23,450	23,450
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.040%	9/5/14 LOC	33,250	33,250
Philadelphia PA School District GO VRDO	0.040%	9/5/14 LOC	66,900	66,900
Philadelphia PA School District GO VRDO	0.040%	9/5/14 LOC	22,795	22,795
1 Philadelphia PA Water & Waste Water Revenue
TOB PUT	0.110%	10/16/14 LOC	20,440	20,440
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.060%	9/5/14 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.040%	9/5/14 LOC	28,010	28,010
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.050%	9/5/14 LOC	37,400	37,400
Pottsgrove PA School District GO	2.000%	4/15/15	600	607
Ridley PA School District GO VRDO	0.050%	9/5/14 LOC	9,180	9,180
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.060%	9/5/14	9,970	9,970
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.375%	11/15/14 (Prere.)	5,110	5,164
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.030%	9/5/14	18,415	18,415
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.050%	9/5/14	18,110	18,110
Swatara Township PA GO	5.100%	10/1/14 (Prere.)	1,300	1,305
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.050%	9/5/14	3,700	3,700
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/22/15	23,000	23,384
University of Pittsburgh PA Revenue CP	0.080%	9/2/14	25,000	25,000
University of Pittsburgh PA Revenue CP	0.090%	9/2/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.090%	9/2/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	10/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.090%	10/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.070%	11/3/14	8,950	8,950
University of Pittsburgh PA Revenue CP	0.100%	11/4/14	20,000	20,000
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.050%	9/5/14 LOC	8,650	8,650
Washington Township PA Municipal Authority
Sewer Revenue	6.000%	12/15/14 (Prere.)	2,475	2,517

Windber Area PA School District GO	1.000%	11/15/14	1,315	1,317
Woodland Hills PA School District GO	5.000%	9/1/15 (Prere.)	1,030	1,080
York County PA GO	3.000%	6/1/15	1,925	1,966
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.150%	9/5/14 LOC	2,260	2,260
				2,306,351
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,750	1,757

Total Tax-Exempt Municipal Bonds (Cost $2,308,108)				2,308,108
Total Investments (101.1%) (Cost $2,308,108)				2,308,108
Other Assets and Liabilities-Net (-1.1%)				(25,728)
Net Assets (100%)				2,282,380
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $410,235,000, representing 18.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2014.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

Pennsylvania Tax-Exempt Money Market Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.7%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,551
Allegheny County PA GO	5.000%	11/1/23	2,570	2,980
Allegheny County PA GO	5.000%	12/1/25	1,180	1,404
Allegheny County PA GO	5.000%	11/1/27	2,575	2,896
Allegheny County PA GO	5.000%	11/1/29	4,000	4,352
Allegheny County PA GO	5.000%	12/1/30	1,365	1,576
Allegheny County PA GO	5.250%	12/1/32	1,000	1,149
Allegheny County PA GO	5.250%	12/1/33	1,000	1,146
Allegheny County PA GO	5.000%	12/1/34	3,600	4,009
Allegheny County PA GO	5.000%	12/1/34	1,695	1,920
Allegheny County PA GO	5.000%	12/1/37	10,000	11,007
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,037
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	7,995
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,738
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,553
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,209
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,929
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	870
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,113
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.881%	2/1/21	4,310	4,248
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,206
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,632
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.981%	2/1/37	3,000	2,572
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,805	12,423

Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.050%	9/8/14 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,934
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,360
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,324
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,656
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,966
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,924
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,930
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	6,963
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	437
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	267
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,274
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	9,620	10,036
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,266
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,548
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	190	196
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	80	82
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,407
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	1,982
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,807
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,187
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.050%	9/2/14 LOC	2,200	2,200
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,122
Bensalem Township PA School District GO	5.000%	6/1/31	5,000	5,807
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,210
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,034
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,370
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,581
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	5,000	5,444
1 Bethlehem PA Water Authority Revenue	5.000%	11/15/21 (15)	2,150	2,520
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	3,425	3,565
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/14 (Prere.)	13,500	13,938

Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,639
Bucks County PA GO	4.000%	12/1/28	1,235	1,357
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,259
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,237
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,883
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,055	1,256
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/39	70	82
Cambria County PA GO	5.000%	8/1/22 (15)	1,500	1,747
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,749
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,085	8,369
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,388
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,802
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,383
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,101
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,208
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,890	8,301
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,234
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	1,680	1,766
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,833
Chester County PA GO	5.000%	7/15/26	4,345	4,822
Chester County PA GO	5.000%	7/15/27	5,000	5,504
Chester County PA GO	5.000%	11/15/30	3,740	4,345
Chester County PA GO	5.000%	11/15/31	2,350	2,720
Chester County PA GO	5.000%	11/15/31	3,000	3,519
Chester County PA GO	5.000%	11/15/32	1,000	1,153
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,167
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	678
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	823
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,597
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,965
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,669
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,184
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	717

Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,829
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	2,670	2,809
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,000	1,052
Chester County PA School Authority Revenue	5.000%	10/1/15 (Prere.)	1,575	1,657
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,031
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,411
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,061
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	5,000	5,184
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,540
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,530
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,522
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,442
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,778
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,189
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,480
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,201
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,403
1 Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,609
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,814
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	260	304
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,110	17,496
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	20,500	21,925
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	5,004
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/15 (Prere.)	3,900	4,072
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,115
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,104

Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	665
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,808
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,370
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,152
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,272
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,935	3,368
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,778
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,679
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,091
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,398
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,121
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,045
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,002
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,856
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,545
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,220
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,529
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,246
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,708
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,096
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,840
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,267
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,079
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	931
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,359
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,052
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,305
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,391
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/38	2,500	2,757
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/41	2,100	2,309

East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,787
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,794
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,325
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,177
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,453
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,486
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,000	18,160
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,477
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	22,662
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.010%	9/2/14	1,600	1,600
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	9/2/14	1,000	1,000
Hampden Township PA GO	5.000%	5/15/31	1,060	1,208
Hampden Township PA GO	5.000%	5/15/37	1,660	1,895
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	9,655	10,056
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,268
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,321
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,548
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,268
2 Hempfield PA School District GO TOB VRDO	0.050%	9/8/14 LOC	5,000	5,000
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,005
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,863
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,287
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,264
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	943
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,459
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.030%	9/2/14 LOC	8,580	8,580
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	3/15/26	4,955	5,400
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	7/1/42	6,000	6,570
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,457
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,855
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,965
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	9,000	10,086

Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,946
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,403
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	534
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,338
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,387
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,140
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,645
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	4,407
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	1,480	1,589
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,128
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,287
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,630
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,602
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,491
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,903
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,160
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,201
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,825
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,093
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,122
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	619
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,399
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,506
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,466
Middletown PA School District GO	5.000%	3/1/29	1,660	1,902
Middletown PA School District GO	5.000%	3/1/30	2,865	3,272
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,065
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,498
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,097

Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,695
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,505
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,746
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	1,370	1,503
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	378
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	395
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	99
Montgomery County PA GO	5.000%	10/15/28	11,505	12,365
Montgomery County PA GO	5.000%	10/15/31	6,015	6,463
Montgomery County PA GO VRDO	0.030%	9/2/14	6,905	6,905
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,434
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,097
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,361
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,247
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,199
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,063
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,176
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,461
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,788
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,699
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,435
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	6,970	7,787
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,410	16,138
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,786
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,250
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.080%	9/8/14 LOC	10,000	10,000
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,829
North Pocono PA School District GO	5.000%	9/15/15 (Prere.)	4,035	4,239

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,358
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,400
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,119
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	10,661
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,321
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,616
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/43	3,000	3,373
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,798
2 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.050%	9/8/14 LOC	8,145	8,145
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.030%	9/8/14	4,860	4,860
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,819
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,016
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	9,000	10,149
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,016
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	1,755
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,542
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/32 (4)	3,000	3,527
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,183
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	1,769

Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,186
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,927
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,995
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,957
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	8,000	8,470
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,790
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,105
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,621
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,971
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,859
Pennsylvania GO	5.000%	2/15/16	16,000	17,097
Pennsylvania GO	5.000%	4/15/16	5,000	5,380
Pennsylvania GO	5.000%	7/1/17	16,000	17,969
Pennsylvania GO	5.000%	8/1/17	10,000	11,263
Pennsylvania GO	5.000%	2/15/18	12,745	14,586
Pennsylvania GO	5.000%	5/1/18	15,000	17,266
Pennsylvania GO	5.000%	5/1/19	5,000	5,870
Pennsylvania GO	5.000%	7/1/19	15,000	17,672
Pennsylvania GO	5.000%	7/1/20	7,225	8,616
Pennsylvania GO	5.000%	11/15/20	8,740	10,477
Pennsylvania GO	5.000%	6/1/21	5,000	6,012
Pennsylvania GO	5.375%	7/1/21	16,000	19,642
Pennsylvania GO	5.000%	7/1/22	10,000	12,110
Pennsylvania GO	5.000%	11/15/24	10,000	11,855
Pennsylvania GO	5.000%	6/1/25	10,000	11,826
Pennsylvania GO	5.000%	11/15/25	10,000	11,819
Pennsylvania GO	5.000%	6/1/26	10,000	11,759
Pennsylvania GO	5.000%	11/15/26	6,705	7,891
Pennsylvania GO	5.000%	6/1/27	10,000	11,681
Pennsylvania GO	5.000%	4/1/28	10,000	11,725
Pennsylvania GO	5.000%	6/1/28	5,000	5,817
Pennsylvania GO	4.000%	10/15/28	10,000	10,903
Pennsylvania GO	4.000%	4/1/29	10,000	10,760
Pennsylvania GO	5.000%	11/15/29	5,000	5,827
Pennsylvania GO	4.000%	4/1/30	10,000	10,682
Pennsylvania GO	4.000%	6/15/30	10,000	10,764
Pennsylvania GO	5.000%	10/15/30	6,650	7,757
Pennsylvania GO	5.000%	10/15/31	14,955	17,379
Pennsylvania GO	5.000%	6/1/32	8,115	8,941

Pennsylvania GO	5.000%	10/15/32	15,000	17,328
2 Pennsylvania GO TOB VRDO	0.080%	9/8/14	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	656
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,372
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,334
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	554
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/25	600	737
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,098
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	5,000	5,437
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/44	4,000	4,595
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,647
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,426
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,355
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,214
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,115
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,394
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,501
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.030%	9/2/14 LOC	2,550	2,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.607%	7/1/17 (10)	2,885	2,886
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,144
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	529
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.050%	9/8/14 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,782
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,530
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,824

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,073
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,880
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,230
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,161
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,192
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,496
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,182
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,281
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,353
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,119
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,089
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,444
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,052
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	5,000	5,098
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,383
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,284
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	10,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.060%	9/8/14 LOC	4,500	4,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,492
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,554
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,540
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	15,400	16,863
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,685
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,071
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,330

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,504
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,957
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,820
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,558
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,433
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,173
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,636
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,443
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,328
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,232
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,586
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	21,260	23,428
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,297
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,495
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,943
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	2,745	2,893
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,072
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/15 (Prere.)	1,200	1,250
2 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.070%	9/8/14	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University)	6.000%	7/1/21	1,000	1,148

Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University)	5.000%	7/1/31	4,000	4,174
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,578
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,572
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,557
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.300%	10/1/32	3,525	3,436
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	2,425	2,524
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,535
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,621
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,769
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,843
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,544
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,036
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,432
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,299
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,490
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,256
Pennsylvania State University Revenue	5.000%	9/1/24	5,000	5,020
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,141
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,440
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,137
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,651
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,602
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,341
2 Pennsylvania State University Revenue TOB
VRDO	0.050%	9/8/14 LOC	3,600	3,600
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,914
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,320
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,415
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,967
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,859
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,973
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,329
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,230

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	800
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.050%	9/8/14 (4)	30,565	30,565
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.050%	9/8/14 (4)	11,500	11,500
3 Pennsylvania Turnpike Commission Revenue	0.600%	12/1/16	1,310	1,315
3 Pennsylvania Turnpike Commission Revenue	0.650%	12/1/17	4,000	4,015
3 Pennsylvania Turnpike Commission Revenue	0.730%	12/1/18	1,000	1,007
3 Pennsylvania Turnpike Commission Revenue	1.320%	12/1/20	2,500	2,562
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	7,011
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,150
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,120
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,335
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,466
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,998
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,779
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,113
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,953
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	10,000	10,115
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,172
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,955
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,170
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,275
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,942
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,559
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,152
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,879
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,282
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,080
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,638
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,885	34,419
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	26,143
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,984
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	21
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	5,218
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,751
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,348
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,000	4,487
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,630
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,517
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,421
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,650
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,542
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,666
1 Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/42	5,000	5,713
1 Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,050
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10

Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,288
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	28
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,229
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	28
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	6
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,903
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	81
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	18
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,912
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	20	22
Philadelphia PA Gas Works Revenue	5.000%	8/1/32 (4)	5	5
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,292
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	135	154
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	120
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,944
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,649
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,730
Philadelphia PA GO	5.250%	7/15/25	5,000	5,754
Philadelphia PA GO	5.875%	8/1/31	800	869
Philadelphia PA GO	5.250%	7/15/33	3,585	4,114
Philadelphia PA GO	6.000%	8/1/36	7,430	8,505
Philadelphia PA GO	6.500%	8/1/41	3,785	4,416
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	21,681
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,733
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	21,600	21,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	4,490	4,490
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	7,095	7,095
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	300	300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/2/14	22,715	22,715
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,057
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,217
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,769

Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	11,017
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,449
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,521
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,493
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,917
Philadelphia PA School District GO	6.000%	9/1/38	20,000	22,066
Philadelphia PA School District GO VRDO	0.040%	9/8/14 LOC	900	900
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,071
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,433
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,596
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,519
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,759
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,584
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,858
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,878
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,867
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,439
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,755
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,286
Pittsburgh PA GO	5.000%	9/1/32 (15)	1,090	1,249
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,142
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	3,410	3,411
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	6,531
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	5,375
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,687
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,663
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,448
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,103
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	759
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	759
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	225
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	874
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,094
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,223
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,948
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,520
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,453
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/16 (Prere.)	5,340	5,792
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,219
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,794
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	3,895	4,086
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	22,537

Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,027
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,692
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,685
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,625
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,354
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,269
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,110
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,439
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,913
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	467
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,186
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	16,000	17,239
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/31	1,115	1,298
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/38	675	769
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/43	1,000	1,133
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	4,245	4,762
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,231
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,356
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,525
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,267
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,566
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,332
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,839
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	743

West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	6,035
West York PA Area School District GO	5.000%	4/1/33	4,245	4,805
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,595
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,660
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	3,865	4,215
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,465
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,500	8,208
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,972
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,869
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,970
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,416
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,336
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,347
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,112
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,251
York County PA GO	5.000%	6/1/33 (14)	6,000	6,271
York County PA GO	5.000%	6/1/37	3,315	3,738
York County PA GO	5.000%	6/1/38	9,185	10,326
				3,075,778
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12

Total Tax-Exempt Municipal Bonds (Cost $2,891,362)				3,075,790
Total Investments (99.7%) (Cost $2,891,362)				3,075,790
Other Assets and Liabilities-Net (0.3%)				10,590
Net Assets (100%)				3,086,380
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2014.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $29,140,000, representing 0.9% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.

Pennsylvania Long-Term Tax-Exempt Fund

FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash

Pennsylvania Long-Term Tax-Exempt Fund

investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2014.

D. At August 31, 2014, the cost of investment securities for tax purposes was $2,895,276,000. Net unrealized appreciation of investment securities for tax purposes was $180,514,000, consisting of unrealized gains of $182,381,000 on securities that had risen in value since their purchase and $1,867,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.